Restatement of Previously Issued Financial Statements (Tables) - Rice Acquisition Corp. [Member]	4 Months Ended
Dec. 31, 2020
Restatement of Previously Issued Financial Statements (Tables) [Line Items]
Schedule of restatement on balance sheets
	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$239,306,203	$—	$239,306,203
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$401,845	$—	$401,845
Deferred legal fees	187,500	—	187,500
Deferred underwriting commissions	7,610,750	—	7,610,750
Warrant liabilities	—	42,588,487	42,588,500
Total liabilities	8,200,095	42,588,487	50,788,595
Class A common stock, $0.0001 par value; shares subject to possible redemption	215,965,000	(32,447,380)	183,517,620
Stockholders’ equity
Preferred stock – $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	213	325	538
Class B common stock – $0.0001 par value	593	—	593
Additional paid-in-capital	15,463,913	12,028,186	27,492,099
Accumulated deficit	(312,126)	(21,316,943)	(21,629,069)
Total Rice Acquisition Corp equity	15,152,593	(41,735,825)	5.864,161
Non-controlling interest in subsidiary	(11,485)	(852,675)	(864,160)
Total stockholders’ equity	15,141,108	—	5,000,001
Total liabilities and stockholders’ equity	$239,306,203	$—	$239,306,203
	As of October 26, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$240,445,800	$—	$240,445,800
Liabilities, redeemable non-controlling interest and stockholders’ equity
Total current liabilities	$1,256,827	$—	$1,256,827
Deferred legal fees	187,500	—	187,500
Deferred underwriting commissions	7,610,750	—	7,610,750
Warrant liabilities	—	22,860,020	22,860,020
Total liabilities	9,055,077	22,860,020	31,915,097
Class A common stock, $0.0001 par value; shares subject to possible redemption	215,965,000	(12,434,304)	203,530,696
Stockholders’ equity
Preferred stock – $0.0001 par value	—	—	—
Class A common stock – $0.0001 par value	213	124	441
Class B common stock – $0.0001 par value	618	—	337
Additional paid-in-capital	15,560,408	(7,890,816)	7,669,592
Accumulated deficit	(131,265)	(2,441,138)	(2,572,403)
Total Rice Acquisition Corp equity	15,429,974	(10,331,830)	5,098,144
Non-controlling interest in subsidiary	(4,251)	(93,886)	(98,137)
Total stockholders’ equity	15,425,723	(10,425,716)	5,000,007
Total liabilities and stockholders’ equity	$240,445,800	$—	$240,445,800

Schedule of restatement on statements of operations and comprehensive loss
	Period From September 1, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Operations and Comprehensive Loss
Loss from operations	$(356,782)	$—	$(356,782)
Compensation expense attributable to the sale of private placement warrants	—	(1,654,000)	(1,654,000)
Offering costs allocated to warrant liability	—	(787,138)	(787,138)
Change in fair value of warrant liabilities	—	(19,728,480)	(19,728,480)
Interest income	32,171	—	32,171
Total other (expense) income	32,171	(22,169,618)	(22,137,447)
Loss before income tax expense	(324,611)	(22,169,618)	(22,494,229)
Net loss attributable to non-controlling interest	(12,485)	(852,675)	(865,160)
Net loss	$(312,126)	$(21,316,943)	$(21,629,069)

Basic and Diluted weighted-average Class A common shares outstanding	23,725,000	—	23,725,000
Basic and Diluted net loss per Class A common shares	$0.00	—	$0.00
Basic and Diluted weighted-average Class B common shares outstanding	5,685,606	—	5,685,606
Basic and Diluted net loss per Class B common shares	$(0.05)	(3.75)	$(3.80)

Schedule of restatement on statements of cash flows
	Period From September 1, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net loss	$(324,611)	$(22,169,618)	$(22,494,229)
Change in fair value of warrant liabilities	—	19,728,840	19,728,840
Compensation expense attributable to the sale of private placement warrants	—	1,654,000	1,654,000
Offering costs allocated to warrant liability	—	787,138	787,138
Net cash used in operating activities	(745,445)	—	(745,445)
Net cash used in investing activities	(237,276,000)	—	(237,276,000)
Net cash provided by financing activities	239,356,612	—	239,356,612
Net change in cash	$1,335,167	$—	$1,335,167